COST OF REVENUE	12 Months Ended
Jun. 30, 2025
Cost Of Revenue
COST OF REVENUE

20. COST OF REVENUE

The components of the Company’s cost of revenue for the years ended June 30, 2023, 2024 and 2025, are as follows:

	For the years ended June 30,
	2023	2024	2025	2025
	JPY’000	JPY’000	JPY’000	US$’000
Event setup and performance fee	1,193,435	1,226,660	1,388,436	9,631
Event setup and performance fee – related party	—	—	30,977	215
Personnel and benefit expense	479,633	609,935	695,168	4,822
Food, beverages and supplies	108,461	133,263	140,388	974
Equipment rental	180,210	193,786	143,303	994
Depreciation expense of right-of-use assets	146,815	148,040	109,249	757
Travel expenses	61,437	74,849	76,957	534
Depreciation expense of property and equipment	48,776	60,270	62,121	431
Service fee expenses	24,789	28,863	45,557	316
Transportation expenses	31,339	32,178	23,716	165
Event securities expenses	13,761	29,136	21,735	151
Miscellaneous expenses	141,177	143,693	100,841	698
Total	2,429,833	2,680,673	2,838,448	19,688